Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Deferred income tax [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(a)	The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

	As of January 1, 2017	Credit (debit) to the Consolidated statement of profit or loss	Credit (debit) to consolidated statements of other comprehensive income	As of December 31, 2017	Credit (debit) to the Consolidated statement of profit or loss	Credit (debit) to consolidated statements of other comprehensive income	Others movements	As of December 31, 2018
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax included in results
Tax - loss carryforward	93,050	1,889	-	94,939	11,680	-	(396)	106,223
Difference in depreciation and amortization rates	60,883	734	-	61,617	6,497	-	-	68,114
Provision for closure of mining units, net	39,538	5,030	-	44,568	3,291	-	-	47,859
Impairment loss of long-lived assets	7,592	2,328	-	9,920	(2,448)	-	-	7,472
Other minor	14,650	809	-	15,459	5,369	-	(146)	20,682
	215,713	10,790	-	226,503	24,389	-	(542)	250,350
Less - Allowance for deferred asset	(37,012)	(1,898)	-	(38,910)	(2,038)	-	-	(40,948)
	178,701	8,892	-	187,593	22,351	-	(542)	209,402
Deferred asset included in retained earnings
Derivative financial instruments	1,140	-	7,963	9,103	-	(9,103)	-	-
	179,841	8,892	7,963	196,696	22,351	(9,103)	(542)	209,402
Deferred assets for mining royalties and special mining tax included in results
Other minors	43	80	-	123	(87)	-	-	36
	43	80	-	123	(87)	-	-	36
Total deferred asset	179,884	8,972	7,963	196,819	22,264	(9,103)	(542)	209,438

Deferred liability for income tax included in results
Differences in amortization rates for development costs	(51,788)	6,095	-	(45,693)	(20,295)	-	-	(65,988)
Effect of translation into U.S. dollars	(70,525)	24,502	-	(46,023)	(15,248)	-	-	(61,271)
Other minors	(43,985)	(33,618)	-	(77,603)	3,123	-	-	(74,480)
	(166,298)	(3,021)	-	(169,319)	(32,420)	-	-	(201,739)
Deferred liability for mining royalties and special mining tax included in results
Derivative financial instruments	-	-	-	-	-	(813)	-	(813)
	-	-	-	-	-	(813)	-	(813)

Deferred assets for mining royalties and special mining tax
Other minors	(35)	(126)	-	(161)	158	-	-	(2)
	(35)	(126)	-	(161)	158	-	-	(2)
Total deferred liability	(166,333)	(3,147)	-	(169,480)	(32,262)	(813)	-	(202,554)
Deferred income tax asset, net	13,551	5,825	7,963	27,339	(9,998)	(9,916)	(542)	6,883

Disclosure of detailed information about net deferred tax asset [Text Block]
(b)	The deferred tax asset is presented in the consolidated statement of financial position:

	2018	2017
	US$(000)	US$(000)

Deferred income tax asset, net	38,305	43,129
Deferred income tax liability, net	(31,422)	(15,790)

	6,883	27,339

Disclosure of detailed information about provision for income taxes [Text Block]
(c)	The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	12,433	18,781	32,902
Deferred	10,069	(5,984)	13,808
	22,502	12,797	46,710
Mining Royalties and Special Mining Tax
Current	4,495	5,056	6,542
Deferred	(71)	159	252
	4,424	5,215	6,794

Total income tax	26,926	18,012	53,504

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
(d)	Below is a reconciliation of tax expense and the accounting profit multiplied by the statutory tax rate for the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Profit (loss) before income tax	22,475	92,545	(255,327)
Loss for discontinued operations	(7,203)	(10,098)	(19,073)
Profit (loss) before income tax	15,272	82,447	(274,400)

Theoretical loss (gain) for income tax	4,505	24,322	(76,807)

Permanent items and others:
Effect of translation into U.S. dollars	15,248	(24,502)	(3,012)
Permanent items	3,492	16,513	6,577
Allowance of deferred tax asset	2,038	1,898	18,846
Share in the results of associates	337	(3,896)	102,290
Mining royalties and special mining tax	(3,118)	(1,538)	247
Effect of change in income tax rate net	-	-	(1,431)
Income tax expense	22,502	12,797	46,710
Mining Royalties and Special Mining Tax	4,424	5,215	6,794
	26,926	18,012	53,504